Shareholders' Equity (Schedule of summary of stock options granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at beginning of year	5,625,482
Granted	1,047,103
Exercised	(2,088,940)
Forfeited or expired	(860,359)
Outstanding at end of year	3,723,286	5,625,482
Options exercisable at end of the year	1,532,257
Vested and expected to vest	3,339,251
Weighted average exercise price
Outstanding at beginning of year	$ 2.71
Granted	2.72
Exercised	2.83
Forfeited or expired	3.24
Outstanding at end of year	2.52	$ 2.71
Options exercisable at end of the year	2.57
Vested and expected to vest	$ 2.53
Weighted-average remaining contractual term (in years)
Outstanding at end of year	4 years 21 days	3 years 7 months 28 days
Options exercisable at end of the year	3 years 5 months 4 days
Vested and expected to vest	3 years 11 months 15 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 300
Outstanding at end of the year	8,005	$ 300
Options exercisable at end of the year	3,216
Vested and expected to vest	$ 7,143